Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Trade payables	$ 17,358	$ 10,509
Other payables	10,012	6,370
Total trade and other payables	$ 27,370	$ 16,879